Cover Page Document	Feb. 22, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	CHATHAM LODGING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34693
Entity Tax Identification Number	27-1200777
Entity Address, Address Line One	222 Lakeview Avenue, Suite 200
Entity Address, City or Town	West Palm Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	802-4477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001476045
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	CLDT
Security Exchange Name	NYSE
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.625% Series A Cumulative Redeemable Preferred Shares
Trading Symbol	CLDT-PA
Security Exchange Name	NYSE